Taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Taxes [Abstract]
Corporate income tax rate	25.00%
VAT rate	13.00%
Taxes payable	$ 0.3	$ 0.2